CARE AND MAINTENANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of detailed information of care and maintenance expenses
Care and maintenance for the years ended December 31, 2018 and 2017 is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Cosmo mine	$249	$9,587
Holloway mine	2,792	2,192
Hislop mine	40	98
Care and maintenance	$3,081	$11,877